RELATED PARTIES TRANSACTIONS (Details Narrative) - ATI Modular Technology Corp - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Revenue	$ 125,000
General and Administrative Expenses	$ 132,552	$ 3,859
Stock Issued for Services	100,000
Other Income	$ 3,859
Account Receivables, Net	118,750	0
Advance to Officer	19,241
Customer Deposits	30,000
Yilaime [Member]
Rent, Office Space	2,500
General and Administrative Expenses	2,500
Customer Deposits	$ 30,000
America Towne Inc [Member]
Related Party	50.00%
Revenue	$ 125,000
Account Receivables, Net	118,750
Joseph Arcaro [Member]
Share Based Compensation	$ 100,000
Stock Issued for Services	100,000,000
Other Income	$ 3,859
Alton Perkins [Member]
Advance to Officer	$ 19,241